INCOME TAX - Net deferred tax assets (liabilities) (Details)	Dec. 31, 2021 USD ($)
Deferred tax assets:
Start-up costs	$ 61,335
Net operating loss carryforwards	298,437
Total deferred tax assets	359,772
Valuation allowance	(354,792)
Deferred tax liabilities:
Unrealized gain on investments	(4,980)
Total deferred tax liabilities	$ (4,980)